Expense Example, No Redemption	Prospectus #1 Calvert Global Energy Solutions Fund Class A 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 10 Years	Prospectus #1 Calvert Global Water Fund Class A 1 Year	Prospectus #1 Calvert Global Water Fund Class A 3 Years	Prospectus #1 Calvert Global Water Fund Class A 5 Years	Prospectus #1 Calvert Global Water Fund Class A 10 Years	Prospectus #1 Calvert Global Water Fund Class C 1 Year	Prospectus #1 Calvert Global Water Fund Class C 3 Years	Prospectus #1 Calvert Global Water Fund Class C 5 Years	Prospectus #1 Calvert Global Water Fund Class C 10 Years	Prospectus #1 Calvert Global Water Fund Class I 1 Year	Prospectus #1 Calvert Global Water Fund Class I 3 Years	Prospectus #1 Calvert Global Water Fund Class I 5 Years	Prospectus #1 Calvert Global Water Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years
USD ($)	645	948	1,273	2,191	202	676	1,177	2,366	101	369	657	1,478	645	908	1,191	1,996	202	635	1,094	2,172	101	326	569	1,266	640	883	1,145	1,892	197	609	1,047	2,070	96	300	520	1,155	88	274	477	1,061